WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 90.0%
COMMUNICATION SERVICES - 14.5%
Diversified Telecommunication Services - 2.5%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,720,000	$1,645,696	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,590,000	3,864,312	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,573,000	2,753,174	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,360,000	1,341,919	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	2,959,106	(a)

Total Diversified Telecommunication Services				12,564,207

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.875%	11/15/28	703,000	846,539

Media - 8.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,321,000	3,424,698	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	12,669,000	13,201,098	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	380,000	389,589	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,680,000	1,796,290	(a)
Directv Financing LLC/Directv Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,550,000	1,589,060	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	9,670,000	9,946,175
DISH DBS Corp., Senior Notes	7.750%	7/1/26	8,126,000	8,583,494
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	2,030,000	2,054,106	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,070,000	2,214,414	(a)

Total Media				43,198,924

Wireless Telecommunication Services - 3.3%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,870,000	1,939,143	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	525,295	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,774,029
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	8,874,929
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	396,981

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	$1,548,673	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	951,473	(a)

Total Wireless Telecommunication Services				17,010,523

TOTAL COMMUNICATION SERVICES				73,620,193

CONSUMER DISCRETIONARY - 15.8%
Auto Components - 2.6%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000	3,604,132	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,080,000	1,148,710	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,523,000	4,702,789
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	940,000	923,578
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,728,000	2,858,385	(a)

Total Auto Components				13,237,594

Automobiles - 1.6%
Ford Motor Co., Senior Notes	9.000%	4/22/25	3,280,000	4,014,277
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,955,000	1,992,761
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	1,650,000	1,796,520
General Motors Co., Senior Notes	6.125%	10/1/25	380,000	436,890

Total Automobiles				8,240,448

Diversified Consumer Services - 1.4%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,377,505
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	4,320,000	4,468,975	(a)

Total Diversified Consumer Services				6,846,480

Hotels, Restaurants & Leisure - 9.2%
Carnival Corp., Senior Notes	7.625%	3/1/26	670,000	703,202	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	1,820,000	1,822,730	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	2,760,000	2,751,651	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	2,890,000	2,605,060	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	960,000	1,009,363	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000	1,302,552	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	2,262,000	2,682,766	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,560,000	1,816,082	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,960,000		$1,986,029	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,640,000	GBP	3,395,061	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	1,450,000	GBP	1,903,768	(b)
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	500,000	EUR	568,183	(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	2,061,000		1,964,545	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	5,150,000		5,172,119	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,359,762	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,250,000		1,239,312	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	3,050,000	GBP	4,065,371	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	590,000		555,240	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	995,000		936,409	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	4,490,000		4,164,475	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	700,000		637,000	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,840,000		2,981,333	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	640,000		675,158	(a)

Total Hotels, Restaurants & Leisure					46,297,171

Specialty Retail - 0.8%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	910,000		897,902	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,030,000		1,064,546	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		544,007	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,590,000		1,626,769

Total Specialty Retail					4,133,224

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	756,000		808,916	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	300,000		320,999	(b)

Total Textiles, Apparel & Luxury Goods					1,129,915

TOTAL CONSUMER DISCRETIONARY					79,884,832

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.0%
Food Products - 1.7%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	165,000	$205,700
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,480,000	4,435,007
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,620,000	3,826,304	(a)

Total Food Products				8,467,011

Household Products - 0.2%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,210,000	1,236,953

Tobacco - 0.1%
Vector Group Ltd., Senior Notes	10.500%	11/1/26	230,000	238,576	(a)

TOTAL CONSUMER STAPLES				9,942,540

ENERGY - 19.9%
Energy Equipment & Services - 0.2%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	730,000	745,359	(a)

Oil, Gas & Consumable Fuels - 19.7%
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000	1,674,738
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	730,000	774,559	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000	313,434
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000	238,212
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	1,165,374
Ecopetrol SA, Senior Notes	6.875%	4/29/30	1,380,000	1,542,792
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	440,000	448,800	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,110,000	2,958,139	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	4,150,000	4,165,563	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	2,880,000	2,930,400	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	640,000	717,606	(a)

See Notes to Schedule of Investments.

4	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQT Corp., Senior Notes	3.900%	10/1/27	2,440,000	$2,619,974
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,010,000	1,036,189	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	9,732,393
MEG Energy Corp., Secured Notes	6.500%	1/15/25	608,000	618,537	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	2,135,098	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,000,000	2,102,940	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000	1,360,098
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	5,485,662
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	835,785
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	800,000	973,344
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,317,662
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,740,000	8,341,475
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	5,556,173
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,000,000	870,285
Range Resources Corp., Senior Notes	5.000%	8/15/22	405,000	411,269
Range Resources Corp., Senior Notes	5.000%	3/15/23	750,000	767,670
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	816,694
Range Resources Corp., Senior Notes	9.250%	2/1/26	6,445,000	6,954,558
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	692,382
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,290,115	(a)
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	790,000	823,946	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	490,000	511,918
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	718,964

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	450,000	$504,072
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,920,000	1,769,203	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,900,000	3,192,973
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	1,290,912
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	9,585,000	11,348,832
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	530,000	541,798
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,102,832
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	841,201
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	4,152,845
YPF SA, Senior Notes	8.500%	7/28/25	1,600,000	1,204,016	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	1,003,221	(a)

Total Oil, Gas & Consumable Fuels				99,854,653

TOTAL ENERGY				100,600,012

FINANCIALS - 13.2%
Banks - 7.9%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,760,000	1,931,547	(c)(d)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	488,000	514,957
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	950,000	1,052,391	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	3,410,000	3,505,020	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	1,671,309	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,740,000	2,938,650	(c)(d)

See Notes to Schedule of Investments.

6	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,510,000	$5,788,971	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,719,948	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	710,000	765,913	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,630,000	3,891,997	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,610,000	5,103,711	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,520,000	2,660,175	(c)(d)
NatWest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000	2,736,265	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	1,974,530	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,270,000	2,721,944	(a)(d)

Total Banks				39,977,328

Capital Markets - 2.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	4,320,000	4,747,809	(a)(c)(d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,670,198
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,690,000	2,902,362	(a)(c)(d)

Total Capital Markets				10,320,369

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.7%
FirstCash Inc., Senior Notes	5.625%	1/1/30	1,050,000	$1,071,830	(a)
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,152,630
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,549,002

Total Consumer Finance				3,773,462

Diversified Financial Services - 2.3%
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	638,501
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,497,928	6,277,746	(a)(e)
Huarong Finance 2017 Co. Ltd., Senior Notes (3 mo. USD LIBOR + 1.325%)	1.539%	7/3/23	880,000	859,364	(b)(d)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	1,220,000	1,213,510	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	1,090,000	1,075,012	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	700,000	723,534	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	650,000	675,356	(b)

Total Diversified Financial Services				11,463,023

Insurance - 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,381,175	(a)

TOTAL FINANCIALS				66,915,357

HEALTH CARE - 7.9%
Health Care Providers & Services - 3.6%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,300,000	1,368,042	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	579,468
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	9,162,562
Magellan Health Inc., Senior Notes	4.900%	9/22/24	2,055,000	2,226,695
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,500,000	2,590,888	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	2,050,000	2,159,983	(a)

Total Health Care Providers & Services				18,087,638

Pharmaceuticals - 4.3%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,160,000	1,219,676	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	5,178,000	5,280,706	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,200,000	2,319,856	(a)

See Notes to Schedule of Investments.

8	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Endo Luxembourg Finance Co. I Sarl/ Endo US Inc., Senior Secured Notes	6.125%	4/1/29	1,740,000	$1,708,636	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,980,000	3,991,403
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,460,000	2,471,758
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000	3,682,271
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000	1,082,805

Total Pharmaceuticals				21,757,111

TOTAL HEALTH CARE				39,844,749

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.8%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,710,000	3,918,632	(a)

Airlines - 6.6%
American Airlines Inc./AAdvantage
Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,730,000	1,852,407	(a)
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	2,510,000	2,510,095
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,660,000	4,765,953
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,632,372
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	848,416
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	7,243,376	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	460,000	481,894	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,620,000	2,800,793	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,965,999	4,383,103	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	4,850,000	4,928,764
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	829,360

Total Airlines				33,276,533

Building Products - 0.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,951,000	3,041,404	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.9%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	3,970,000	$4,154,307
CoreCivic Inc., Senior Notes	4.750%	10/15/27	820,000	743,191

Total Commercial Services & Supplies				4,897,498

Machinery - 0.3%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	500,000	485,750
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	850,000	906,457

Total Machinery				1,392,207

Trading Companies & Distributors - 0.1%
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	780,892

TOTAL INDUSTRIALS				47,307,166

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,760,000	4,897,659	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	60,067	(a)

Total Communications Equipment				4,957,726

Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	2,734,286	0	*(e)(f)(g)(h)(i)

Technology Hardware, Storage & Peripherals - 0.6%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,433,390
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	717,610
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	436,400
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	689,813	(a)

Total Technology Hardware, Storage & Peripherals				3,277,213

TOTAL INFORMATION TECHNOLOGY				8,234,939

MATERIALS - 4.3%
Containers & Packaging - 0.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,073,000	2,137,346	(a)(e)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	980,000	1,037,330	(a)

Total Containers & Packaging				3,174,676

See Notes to Schedule of Investments.

10	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 3.7%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,960,000	$4,082,136
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	1,710,000	1,731,845	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	755,550
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000	5,388,691
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000	1,347,067
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	3,086,714
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	2,016,345

Total Metals & Mining				18,408,348

TOTAL MATERIALS				21,583,024

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	700,000	758,251

Real Estate Management & Development - 0.4%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	770,000	152,075	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000	195,000	*(b)(f)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	1,230,000	992,821	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	650,000	203,125	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	750,000	219,375	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	1,250,000	365,625	(b)

Total Real Estate Management & Development				2,128,021

TOTAL REAL ESTATE				2,886,272

UTILITIES - 0.9%
Electric Utilities - 0.2%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,100,000	951,280	(a)

Gas Utilities - 0.7%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,750,000	3,884,644

TOTAL UTILITIES				4,835,924

TOTAL CORPORATE BONDS & NOTES (Cost - $392,984,637)				455,655,008

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 4.8%
Argentina - 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	280,362		$102,335
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	926,221		397,117	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	1,500,000		1,134,390	(b)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	500,000		378,130	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	2,660,000		1,699,102	(a)

Total Argentina					3,711,074

Bahamas - 0.1%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	630,000		600,081	(a)

Brazil - 0.0%††
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	274,000	BRL	47,980

Ecuador - 0.3%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,798,000		1,020,365	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	517,000		429,756	(a)

Total Ecuador					1,450,121

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,000,000		836,525	(a)

Indonesia - 0.5%
Indonesia Treasury Bond	6.500%	2/15/31	36,017,000,000	IDR	2,553,852

Mexico - 1.4%
Mexican Bonos, Senior Notes	7.750%	11/13/42	149,470,000	MXN	7,091,312

Russia - 1.6%
Russian Federal Bond - OFZ	7.750%	9/16/26	315,370,000	RUB	4,121,466
Russian Federal Bond - OFZ	6.900%	5/23/29	319,730,000	RUB	3,940,571

Total Russia					8,062,037

TOTAL SOVEREIGN BONDS (Cost - $25,134,977)					24,352,982

See Notes to Schedule of Investments.

12	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 1.4%
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%) (Cost - $6,904,199)	5.750%	8/2/27	6,979,350	$6,994,774	(d)(j)(k)

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,800,000	2,657,348

INDUSTRIALS - 0.4%
Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	2,090,000	1,812,115

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,287,583)				4,469,463

ASSET-BACKED SECURITIES - 0.6%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $3,353,084)	5.804%	10/15/31	3,400,000	3,330,093	(a)(d)

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $1,312,500)	9.500%		1,250	1,352,158

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $20,515)		5/28/28	21,426	13,282	*

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)		87,452	$0	*(g)(h)(i)
KCAD Holdings I Ltd.		427,421,041	0	*(g)(h)(i)

TOTAL COMMON STOCKS (Cost - $6,705,546)			0

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $440,703,041)			496,167,760

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,528,032)	0.010%	1,528,032	1,528,032	(l)

TOTAL INVESTMENTS - 98.3% (Cost - $442,231,073)			497,695,792
Other Assets in Excess of Liabilities - 1.7%			8,488,895

TOTAL NET ASSETS - 100.0%			$506,184,687

See Notes to Schedule of Investments.

14	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of December 31, 2021.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2021, the total market value of investments in Affiliated Companies was $1,528,032 and the cost was $1,528,032 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2021

(Percentages shown based on Fund net assets)

At December 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,316	EUR	40,000	BNP Paribas SA	1/18/22	$760
USD	69,470	EUR	60,000	BNP Paribas SA	1/18/22	1,136
USD	139,305	EUR	120,174	Citibank N.A.	1/18/22	2,437
GBP	445,250	USD	602,058	Goldman Sachs Group Inc.	1/18/22	585
USD	561,757	EUR	495,000	Goldman Sachs Group Inc.	1/18/22	(2,002)
USD	397,523	GBP	298,290	Goldman Sachs Group Inc.	1/18/22	(6,210)
USD	9,524,174	GBP	6,979,247	Goldman Sachs Group Inc.	1/18/22	77,806
CAD	470	USD	374	Morgan Stanley & Co. Inc.	1/18/22	(3)

Total						$74,509

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset High Income Opportunity Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

17

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$8,234,939	$0	*	$8,234,939
Other Corporate Bonds & Notes	—	447,420,069	—		447,420,069
Sovereign Bonds	—	24,352,982	—		24,352,982
Senior Loans	—	6,994,774	—		6,994,774
Convertible Bonds & Notes	—	4,469,463	—		4,469,463
Asset-Backed Securities	—	3,330,093	—		3,330,093
Convertible Preferred Stocks	—	1,352,158	—		1,352,158
Warrants	$13,282	—	—		13,282
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	13,282	496,154,478	0	*	496,167,760

Short-Term Investments†	1,528,032	—	—		1,528,032

Total Investments	$1,541,314	$496,154,478	$0	*	$497,695,792

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$82,724	—		$82,724

Total	$1,541,314	$496,237,202	$0	*	$497,778,516

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$8,215	—		$8,215

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

19

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2021. The following transactions were effected in such company for the period ended December 31, 2021.

	Affiliate Value at September 30, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$702,057	$22,182,279	22,182,279	$21,356,304	21,356,304	—	$145	—	$1,528,032

20